Fees Summary	Nov. 27, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 360,000
Previously Paid Amount	0.00
Total Fee Amount	55.12
Total Offset Amount	0.00
Net Fee	55.12
Narrative - Max Aggregate Offering Price	$ 360,000
Final Prospectus	true